Litigation (Details) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Oct. 03, 2013 USD ($)	Apr. 15, 2012 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS	Apr. 15, 2012 Reservation Of Rights [Member] USD ($)	Oct. 31, 2007 Former Employee [Member] USD ($)	Oct. 31, 2007 Former Employee [Member] ILS	Jul. 31, 2011 Former Supplier [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] EUR (€)	Oct. 31, 2007 Former Supplier [Member] USD ($)	Oct. 31, 2007 Former Supplier [Member] EUR (€)
Settlement expense	$ 450					$ 125	441
Claims damage amount										764	566
Interest and legal costs								931	690
Percentage to maintain equity interest			1.45%	1.45%
Salary reimbursement reduction			156	552
Litigation compensation		$ 1,500			$ 500